Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (16.6%)
Alphabet, Inc. - Class A	90,053	13,926
Alphabet, Inc. - Class C	464,292	72,537
Meta Platforms, Inc. - Class A	102,564	59,114
Netflix, Inc. *	33,700	31,426
Sea, Ltd., ADR *	46,427	6,058
T-Mobile US, Inc.	65,135	17,372

Total		200,433

Consumer Discretionary (17.3%)
Amazon.com, Inc. *	571,175	108,672
Booking Holdings, Inc.	2,786	12,835
Carvana Co. *	136,374	28,513
Chipotle Mexican Grill, Inc. *	216,209	10,856
DoorDash, Inc. - Class A *	32,790	5,993
Lululemon Athletica, Inc. *	7,088	2,006
Ross Stores, Inc.	43,897	5,609
Tesla, Inc. *	111,174	28,812
The TJX Cos., Inc.	51,419	6,263

Total		209,559

Consumer Staples (1.2%)
Colgate-Palmolive Co.	61,500	5,763
Mondelez International, Inc.	47,576	3,228
The Procter & Gamble Co.	34,500	5,879

Total		14,870

Energy (0.2%)
Schlumberger, Ltd.	71,645	2,995

Total		2,995

Financials (11.0%)
Adyen NV, ADR *	176,397	2,694
The Charles Schwab Corp.	60,478	4,734
Chubb, Ltd.	49,176	14,851
Fiserv, Inc. *	17,490	3,862
The Goldman Sachs Group, Inc.	10,801	5,900
Marsh & McLennan Cos., Inc.	26,890	6,562
Mastercard, Inc. - Class A	64,697	35,462
Morgan Stanley	47,487	5,540
S&P Global, Inc.	9,831	4,995
Visa, Inc. - Class A	136,953	47,997

Total		132,597

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care (9.6%)
AstraZeneca PLC, ADR	4,469	328
Danaher Corp.	40,695	8,343
Elevance Health, Inc.	9,109	3,962
Eli Lilly & Co.	55,626	45,942
Intuitive Surgical, Inc. *	42,819	21,207
Stryker Corp.	20,533	7,643
Thermo Fisher Scientific, Inc.	17,472	8,694
UnitedHealth Group, Inc.	38,294	20,057
Zoetis, Inc.	844	139

Total		116,315

Industrials (2.2%)
Cintas Corp.	16,820	3,457
GE Vernova, Inc.	10,923	3,335
General Electric Co.	55,109	11,030
Old Dominion Freight Line, Inc.	20,873	3,453
TransDigm Group, Inc.	3,032	4,194
Veralto Corp.	8,620	840

Total		26,309

Information Technology (39.3%)
Apple, Inc.	474,049	105,301
ASML Holding NV	16,177	10,719
Broadcom, Inc.	156,170	26,148
Confluent, Inc. - Class A *	37,492	879
CrowdStrike Holdings, Inc. - Class A *	11,317	3,990
Datadog, Inc. - Class A *	15,018	1,490
Intuit, Inc.	14,283	8,770
Microsoft Corp.	290,699	109,125
Monolithic Power Systems, Inc.	9,327	5,409
NVIDIA Corp.	1,274,210	138,099
Palantir Technologies, Inc. - Class A *	6,900	582
Roper Technologies, Inc.	13,873	8,179
ServiceNow, Inc. *	31,123	24,778
Shopify, Inc. - Class A *	100,665	9,602
Synopsys, Inc. *	23,756	10,188
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,811	5,613
TE Connectivity PLC	34,470	4,871
Texas Instruments, Inc.	10,773	1,936

Total		475,679

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Materials (0.9%)
Linde PLC	11,914	5,548
The Sherwin-Williams Co.	15,931	5,563

Total		11,111

Utilities (0.7%)
Constellation Energy Corp.	44,723	9,017

Total		9,017

Total Common Stocks (Cost: $598,048)		1,198,885

Total Investments (99.0%) (Cost: $598,048)@		1,198,885

Other Assets, Less Liabilities (1.0%)		11,749

Net Assets (100.0%)		1,210,634

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $598,048 and the net unrealized appreciation of investments based on that cost was $600,837 which is comprised of $616,266 aggregate gross unrealized appreciation and $15,429 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,198,885	$—	$—

Total Assets:	$1,198,885	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand